Document and Entity Information	12 Months Ended
Oct. 19, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	SCHWAB CAPITAL TRUST
Central Index Key	0000904333
Amendment Flag	false
Document Creation Date	Oct. 17, 2012
Document Effective Date	Oct. 19, 2012
Prospectus Date	Oct. 19, 2012